Investments in Joint Ventures and Associates - Schedule (Loss) profit Sharing in Joint Ventures and Associates (Detail) - MXN ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of Investments in Associates and Other [Line Items]
Profit sharing in joint ventures and associates, net	$ 42,013	$ 97,142	$ 151,969	$ 161,148
Sierrita Gas Pipeline LLC
Disclosure of Investments in Associates and Other [Line Items]
Profit sharing in joint ventures and associates, net	(778)	48,643	28,753	81,445
Administración Portuaria Integral de Dos Bocas, S. A. de C.V.
Disclosure of Investments in Associates and Other [Line Items]
Profit sharing in joint ventures and associates, net	(9,042)	19,744	21,256	2,201
Other, net
Disclosure of Investments in Associates and Other [Line Items]
Profit sharing in joint ventures and associates, net	20,729	15,642	46,128	42,009
Texas Frontera, LLC
Disclosure of Investments in Associates and Other [Line Items]
Profit sharing in joint ventures and associates, net	19,351	4,264	31,239	7,256
Frontera Brownsville, LLC
Disclosure of Investments in Associates and Other [Line Items]
Profit sharing in joint ventures and associates, net	704	4,505	1,623	7,428
CH 4 Energía, S.A. de C.V.
Disclosure of Investments in Associates and Other [Line Items]
Profit sharing in joint ventures and associates, net	$ 11,049	$ 4,344	$ 22,970	$ 20,809